SCHEDULE I - CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2024
SCHEDULE I-CONDENSED FINANCIAL INFORMATION
SCHEDULE I - CONDENSED FINANCIAL INFORMATION

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share and per share data, or otherwise noted)

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
Assets:
Cash and cash equivalents	23,160	158,632	21,733
Amounts due from its subsidiaries and the consolidated VIEs	1,350,493	1,096,163	150,174
Amounts due from related parties	—	501	69
Other financial investments	29,615	—	—
Investments in its subsidiaries and the consolidated VIEs	6,689,748	8,362,945	1,145,718

Total assets	8,093,016	9,618,241	1,317,694
Liabilities:
Accrued expenses and other liabilities	7,467	12,275	1,682
Amounts due to its subsidiaries and the consolidated VIEs	—	63,536	8,704

Total liabilities	7,467	75,811	10,386
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 200,648,440 and 202,877,426 shares issued as of December 31, 2023 and 2024, respectively; 174,706,968 and 172,605,774 shares outstanding as of December 31, 2023 and 2024, respectively)	130	132	18
Treasury stock (7,381,472 and 11,711,652 shares as of December 31, 2023 and 2024, respectively)	(94,851)	(170,463)	(23,353)
Additional paid-in capital	5,171,232	5,198,457	712,186
Accumulated other comprehensive income	23,669	79,268	10,860
Retained earnings	2,985,369	4,435,036	607,597

Total equity	8,085,549	9,542,430	1,307,308

Total liabilities and equity	8,093,016	9,618,241	1,317,694

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands, except for share and per share data, or otherwise noted)

	Years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Operating expenses	(44,655)	(27,675)	(42,036)	(5,759)
Interest income/(expenses)	1,833	(12,982)	5,767	790
Non-operating (expense)/income, net	(39)	1,178	769	105

Share of income of its subsidiaries and the consolidated VIEs	1,237,732	2,119,676	1,617,799	221,638

Net income	1,194,871	2,080,197	1,582,299	216,774

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(Amounts in thousands, except for share and per share data, or otherwise noted)

	Years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net income	1,194,871	2,080,197	1,582,299	216,774

Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustment	8,563	(1,909)	22,142	3,033
Unrealized (loss)/gain on other financial investments	(12,351)	17,813	33,457	4,584

Comprehensive income	1,191,083	2,096,101	1,637,898	224,391

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data, or otherwise noted)

	Years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Cash Flows from Operating Activities:
Net cash used in operating activities	(22,907)	(25,459)	239,590	32,824

Cash Flows from Investing Activities:
Amounts due from/to its subsidiaries, the consolidated VIEs and related parties	9,766	49,654	64,241	8,801
Proceeds on disposal of other financial investments	33,215	22,682	30,908	4,234

Net cash provided by investing activities	42,981	72,336	95,149	13,035
Cash Flows from Financing Activities:
Dividends paid to shareholders	—	—	(122,333)	(16,760)
Repurchase of ordinary shares	(3,837)	(48,117)	(75,612)	(10,359)

Net cash used in financing activities	(3,837)	(48,117)	(197,945)	(27,119)

Effect of foreign exchange rate changes	1,273	426	(1,322)	(181)

Net increase/(decrease) in cash and cash equivalents	17,510	(814)	135,472	18,559
Cash and cash equivalents, beginning of year	6,464	23,974	23,160	3,174

Cash and cash equivalents, end of year	23,974	23,160	158,632	21,733

YIREN DIGITAL LTD.

SCHEDULE I-NOTES TO THE CONDENSED FINANCIAL INFORMATION

1.	BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Parent Company used the equity method to account for investments in its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries.

Certain information and footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements.

2.	INVESTMENTS IN SUBSIDIARIES AND THE CONSOLIDATED VIES

The Company, its subsidiaries, the consolidated VIEs and the consolidated VIEs’ subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Parent Company’s stand-alone financial statements, its investments in its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries are reported using the equity method of accounting. The Parent Company’s share of income and losses of its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries are reported as shares of income/(loss) of its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries in the condensed financial information to the Parent Company.

3.	AMOUNTS DUE FROM ITS SUBSIDIARIES AND THE CONSOLIDATED VIES

As of December 31, 2023 and 2024, the amounts mainly represent interest-free, unsecured and repayable on demand loans provided to Yiren Vision and Creditease Puhui.